PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Property and equipment, net
Less: accumulated depreciation and amortization	$ 91,125	$ 69,630
Property and equipment, net	163,081	130,170
Depreciation expenses	27,560	19,625	$ 14,691
Medical equipment
Property and equipment, net
Property and equipment, gross	119,654	100,514
Leasehold improvements
Property and equipment, net
Property and equipment, gross	101,355	67,542
Computer equipment and application software
Property and equipment, net
Property and equipment, gross	14,743	15,740
Furniture and fixtures
Property and equipment, net
Property and equipment, gross	17,004	10,557
Motor vehicles
Property and equipment, net
Property and equipment, gross	1,255	1,389
Construction in progress
Property and equipment, net
Property and equipment, gross	$ 195	$ 4,058